FINANCE COSTS—NET	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
FINANCE COSTS—NET
NOTE 11 - FINANCE COSTS - NET

(in millions of Euros)	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Interest received	—	7	7
Finance income	—	7	7
Interest expense on borrowings (A)	(124)	(118)	(147)
Expenses on factoring arrangements	(19)	(18)	(16)
Interest expense on leases	(13)	(5)	(3)
Net loss on settlement of debt (B)	—	—	(91)
Realized and unrealized gains / (losses) on debt derivatives at fair value (C)	13	28	(79)
Realized and unrealized exchange (losses) / gains on financing activities - net (C)	(3)	(22)	91
Interest cost on pension and other benefits	(16)	(15)	(17)
Other finance expenses (D)	(16)	(10)	(12)
Capitalized borrowing costs (E)	3	4	7
Finance expenses	(175)	(156)	(267)
Finance costs - net	(175)	(149)	(260)

(A)
For the year ended December 31, 2019, the Group incurred mainly (i) €115 million of interest related to Constellium SE Senior Notes and (ii) €7 million of interest expense and fees related to the Muscle Shoals and Ravenswood ABL Facility (“Pan-U.S. ABL”). For the year ended December 31, 2018, the Group incurred (i) €113 million of interest related to Constellium SE Senior Notes, (ii) €4 million of interest expense and fees related to the Pan US ABL.

(B)
For the year ended December 31, 2017, net loss on settlement of debt related to (i) the Muscle Shoals Senior Notes redemption in February 2017 for €13 million and (ii) the Constellium SE Senior Notes redemption in November 2017 for €78 million. The total exit fees incurred and paid related to refinancings in 2017 amounted to €88 million.

(C)
The Group hedges the dollar exposure relating to the principal of its Constellium SE U.S. Dollar Senior Notes, for the portion that has not been used to finance directly or indirectly U.S. Dollar functional currency entities. Changes in the fair value of these hedging derivatives are recognized within Finance costs – net in the Consolidated Income Statement and largely offset the unrealized results related to Constellium SE U.S. Dollar Senior Notes revaluation.

(D)	For the year ended December 31, 2018, other finance expenses include a €6 million net loss resulting from the modification of our loan to Constellium-UACJ ABS LLC in February 2018.

(E)	Borrowing costs directly attributable to the construction of assets are capitalized. The capitalization rate was 6% for the years ended December 31, 2019, 2018 and 2017.